Revenue - Total Revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) lb oz	Dec. 31, 2022 USD ($) lb oz
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 1,102,559	$ 870,231
Provisional pricing adjustment on concentrate sales	409	(15,293)
Metal content adjustments on concentrate sales	(8,071)	(4,744)
Total revenue	$ 1,094,897	$ 850,194
Amount of copper mark-to-market adjustments | lb	11,850,994	17,439,697
Amount of gold mark-to-market adjustments | oz	26,889	33,672
Amount of molybdenum mark-to-market adjustments | lb	102,599	563,302
Copper revenue
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 186,791	$ 242,679
Molybdenum revenue
Statement Line Items [Line Items]
Revenue from contracts with customers	297,917	262,697
Other by-product
Statement Line Items [Line Items]
Revenue from contracts with customers	19,219	15,719
Gold contracts
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 598,632	$ 349,136